Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investment

The Company’s equity method investment balance is comprised of the following at December 31:

	2011		2012
	(In millions of Korean Won)
Animation Production Committee	￦	—	￦	—
Online Game Revolution Fund No. 1		838		647
Gravity EU SAS		254		—
Ingamba LLC		352		—

Total equity method investments	￦	1,444	￦	647

Equity Income Loss on Investments

The Company’s equity income (loss) on investments is comprised of the following for the years ended December 31:

	2010		2011		2012
	(In millions of Korean Won)
Animation Production Committee	￦	—	￦	—	￦	—
Online Game Revolution Fund No. 1		(358)		(38)		(51)
Gravity EU SAS		—		(70)		(257)
Ingamba LLC		13		(134)		(25)

Total equity income(loss) on investments	￦	(345)	￦	(242)	￦	(333)